Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

March 31, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Variable Contracts Trust
(File Nos. 33-84546 and 811-08786)
CIK No. 0000930709

Ladies and Gentlemen:

On behalf of Pioneer Variable Contracts Trust (the "Trust"), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of Prospectuses for Pioneer Fund VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio, Pioneer Strategic Income VCT Portfolio, Pioneer Select Mid Cap Growth VCT Portfolio, Pioneer Bond VCT Portfolio, Pioneer Equity Income VCT Portfolio, Pioneer High Yield VCT Portfolio and Pioneer Mid Cap Value VCT Portfolio, each a series of the Trust, that was filed under Rule 497(e) on March 23, 2020 (SEC accession number 0000930709-20-000006).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz Jeremy B. Kantrowitz

cc:Christopher J. Kelley, Esq. Toby R. Serkin, Esq.